SUN-JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                              Fax:(212) 314-3953

                                                                February 6, 2009


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  AXA Equitable Life Insurance Company
     Form N-4 Registration Statement
     File Nos. 333-64749 and 811-07659
     CIK #:  0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 40 to AXA Equitable's Form N-4 Registration Statement (File No. 333-64749) under the Securities Act of 1933 ("1933 Act") and Amendment No. 217 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account No. 49.

This Post-Effective Amendment to the Registration Statement relates to a new national version of the Accumulator(R) Plus(SM) variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 49, and the distributors of Accumulator(R) Plus(SM) contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

The principal differences between the new version of Accumulator(R) Plus(SM) ("new contract") and the current version ("old contract") are outlined below. The old contract is also covered by AXA Equitable's Form N-4 Registration Statement 333-64749 and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Post-Effective amendment becomes effective, and subject to state approval, the new contract will replace the old contract for new offers and sales.

The principal differences between the old contract and the new contract are as follows:

o The Guaranteed withdrawal benefit for life is no longer offered as a stand-alone option.

o  We no longer offer the Principal guarantee benefits.

o We offer two Guaranteed minimum income benefit options and two sets of variable investments options that require adherence to certain guidelines.

We would greatly appreciate the Staff's effort in providing us with comments by March 20, 2009 or as soon as practicable thereafter. We will then file an additional post-effective amendment that will address any Staff comments to the prospectuses. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

In addition, the changes to the new contract will also be made to contracts covered by the following three Form N-4 Registration Statements: File Nos. 333-05593, 333-60730 and 333-31131. AXA Equitable hereby proposes to file the substantially identically modified prospectuses via post-effective amendment to each of those three Form N-4 registration statements pursuant to Rule 485(b)(1)(vii). AXA Equitable hereby represents that the prospectuses will reflect any changes to the prospectuses filed in this Registration Statement made pursuant to comments from the Staff. We note that this filing approach is consistent with the SEC Staff's November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were "simultaneously making a number of filings that contained identical changes, rendering separate Staff review of each filing duplicative." (1996 SEC No-Act, Lexis 840 (Nov. 7, 1996)).

To facilitate the Staff's review, we are including with the Staff's courtesy copy of this letter, precisely marked copies of the prospectuses contained in this filing that show how they differ from the last Accumulator(R) Plus(SM) prospectus reviewed by the Staff.

Please contact the undersigned at (212) 314-2120 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

                                                     Very truly yours,

                                                     /s/ Sun-Jin Moon
                                                     ----------------
                                                     Sun-Jin Moon

cc: Sonny Oh, Esq.
    Christopher E. Palmer, Esq.



                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104